Property and Equipment, Net - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 155,213	$ 84,591
Less: Accumulated depreciation	(33,778)	(21,459)
Property and equipment, net	121,435	63,132
Facilities [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	12,762	12,762
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	2,165	1,031
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	51,072	38,093
Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	6,204	2,442
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	40,435	29,369
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 42,575	$ 894